DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2021
DEFERRED INCOME [abstract]
Schedule of deferred income relating to government grants

	2020	2021
	RMB’000	RMB’000
Government grants	104,939	781,563